Other liabilities and deferred credits (Tables)	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Other liabilities and deferred credits
In millions	December 31,	2011	2010
Personal injury and other claims provisions, net of current portion (Note 17)		$226	$263
Stock-based incentives liability, net of current portion (Note 11)		180	162
Environmental provisions, net of current portion (Note 17)		89	116
Deferred credits and other		267	282
Total other liabilities and deferred credits		$762	$823